Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Loss before income taxes	$ (15,475,353)	$ (15,130,605)	$ (13,719,842)
Statutory Canadian corporate tax rate	27.00%	27.00%	26.00%
Anticipated tax recovery	$ (4,178,345)	$ (4,085,263)	$ (3,567,159)
Foreign jurisdiction tax rate difference	2,899,190	2,184,796	2,659,145
Employee stock based compensation	156,250	109,641	111,680
Change in tax rate	0	0	(1,336,941)
Adjustment to opening tax pools	162,162	(39,569)	(1,339,467)
Other permanent differences	53,039	100,525	23,620
Change in deferred tax benefits deemed not probable to be recovered	1,051,725	1,739,557	3,455,622
Current income taxes	144,021	9,687	6,500
Adjustment in respect to prior periods	(2,523)	(313)	(3,347)
Net current tax expense	$ 141,498	$ 9,374	$ 3,153